4. Prepaid expenses and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Temporary advances to employees	$ 312	$ 166
Prepaid interest expenses	613	119
Prepaid rent	1,225	1,534
Prepaid other taxes	330	252
Prepaid fuel charges	18	30
Prepaid insurance	935	1,485
Other current assets	1,998	1,675
Total	$ 5,431	$ 5,261